Lease obligations (Tables)	12 Months Ended
Dec. 31, 2023
Lease obligations
Summary of lease liabilities
	Incremental borrowing rate %	Maturity	2023	2022
Current	3.00 - 5.00	2023	$315	$346
Non-current	3.00 - 5.00	2024 - 2027	229	503
Lease liability			$544	$849